BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Basis of Preparation

The consolidated financial statements have been prepared on the going concern basis, under the historical cost convention, except for biological assets and certain financial assets and liabilities which are presented at fair value, as detailed in the Company’s accounting policies.

Statement of Compliance

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the interpretations of the IFRS Interpretations Committee (“IFRIC”). These consolidated financial statements were approved by the Board of Directors and authorized for issue by the Board of Directors on March 27, 2019.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All intercompany transactions and balances have been eliminated. 0

Entity	Jurisdiction	Relationship	Ownership %	Accounting Treatment
CannTrust Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Elmcliffe Investments Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Elmcliffe Investments [No. 2] Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Greytrust Inc.	Ontario	Joint Venture	50%	Equity Investment
Cannabis Coffee and Tea Pod Company Ltd.	Ontario	Joint Venture	50%	Equity Investment
O Cannabis We Stand On Guard for Thee Corporation	Canada	Joint Venture	50%	Equity Investment
Cannatrek Ltd.	Australia	Investment	20%	Equity Investment
Stenocare A/S	Denmark	Investment	19%	Equity Investment
Grey Wolf Animal Health	Ontario	Investment	6%	Equity Investment

Functional Currency Translation

All figures presented in these consolidated financial statements and notes thereto are reflected in Canadian dollars, which is the functional currency of the Company and its subsidiaries.

Foreign currency transactions are translated using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to Canadian dollars at the foreign exchange rate applicable at the statement of financial position date. Realized and unrealized exchange gains and losses are recognized through profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical costs in a foreign currency are translated used the exchange rate at the date of the transaction.